Related Party Transactions (Details) - USD ($)								3 Months Ended		12 Months Ended
	Aug. 31, 2023	Dec. 09, 2022	Dec. 31, 2021	Dec. 21, 2021	Dec. 08, 2021	Sep. 20, 2021	May 26, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Jun. 20, 2023
Related Party Transactions [Line Items]
Shares were subject to forfeiture (in Shares)				825,000
Receivable amount			$ 25,000	$ 25,000
Company borrowed amount								$ 453,000
Repaid amount			200,000
Warrants outstanding balance			228,000
Deposit into trust account		$ 2,530,000
Notes payable								2,530,000		$ 2,400,489
Incurred and accrued expenses								30,000	$ 30,000
Outstanding balance								150,000		120,000
Due from related party											$ 1,057,397
Advance to sponsor								$ 214,177
Business Combination [Member]
Related Party Transactions [Line Items]
Price per warrant (in Dollars per share)								$ 1
Working capital loans								$ 1,500,000
Office space, secretarial and administrative services					$ 10,000
Sponsor [Member]
Related Party Transactions [Line Items]
Founder shares			$ 1,500				$ 25,000
Per share value (in Dollars per share)							$ 0.003
Shares issued (in Shares)			474,375
Stock hold during the period (in Shares)								5,850,625
Cover expense							$ 500,000
Nomura [Member]
Related Party Transactions [Line Items]
Stock hold during the period (in Shares)								474,375
Related Party [Member]
Related Party Transactions [Line Items]
Due from related party								$ 0		$ 0
Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Shares, par value (in Dollars per share)								$ 0.0001		$ 0.0001
Aggregated ordinary shares (in Shares)								6,325,000		6,325,000
Class B Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)							7,187,500
Shares, par value (in Dollars per share)							$ 0.0001
Ordinary shares (in Shares)						1,437,500
Aggregated ordinary shares (in Shares)					6,325,000
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Per share value (in Dollars per share)								$ 11.5
Shares issued (in Shares)	19,519
Shares, par value (in Dollars per share)								$ 0.0001		$ 0.0001
Aggregated ordinary shares (in Shares)
Warrant issued (in Shares)								8,875,000
Founder Shares [Member]
Related Party Transactions [Line Items]
Shares were subject to forfeiture (in Shares)								825,000
Percentage of founder Shares								20.00%
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Purchase additional units (in Shares)				3,300,000
Gross proceeds				$ 33,000,000
Private Placement [Member]
Related Party Transactions [Line Items]
Warrant issued (in Shares)								8,050,000
Price per warrant (in Dollars per share)								$ 1
Generating proceeds								$ 8,100,000
Gross proceeds				$ 825,000
Private Placement [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Gross proceeds								$ 8,100,000
Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Warrant issued (in Shares)				1
Price per warrant (in Dollars per share)				$ 1
Aggregate shares of purchase (in Shares)				825,000
Gross proceeds				$ 800,000
Private Placement Warrants [Member] | Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)								21,525,000